RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2017
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

NOTE 11 — RELATED PARTY DISCLOSURES

Balances and main transactions with related parties are detailed as follows:

11.1Accounts receivable:

11.1.1Current:

Taxpayer ID	Company	Relationship	Country of origin	Currency	12.31.2017	12.31.2016
					ThCh$	ThCh$
96.891.720-K	Embonor S.A.	Related to Shareholder	Chile	Chilean pesos	4,220,936	5,283,410
96.517.210-2	Embotelladora Iquique S.A.	Related to Shareholder	Chile	Chilean pesos	303,866	307,848
76.572.588-7	Coca Cola del Valle New Ventures S.A.	Associate	Chile	Chilean pesos	647.342	180,000
96.919.980-7	Cervecería Austral S.A.	Related to director	Chile	Dollars	16,674	13,827
77.755.610-k	Comercial Patagona Ltda.	Related to director	Chile	Chilean pesos	—	3,598
Foreign	Servicios y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Argentine pesos	181,414	—

Total					5,370,232	5,788,683

11.1.2Non-current:

Taxpayer ID	Company	Relationship	Country of origin	Currency	12.31.2017	12.31.2016
					ThCh$	ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Chilean pesos	156,492	147,682

Total					156,492	147,682

11.2Accounts payable:

11.2.1Current:

Taxpayer ID	Company	Relationship	Country of origin	Currency	12.31.2017	12.31.2016
					ThCh$	ThCh$
Foreign	Recofarma do Industrias Amazonas Ltda,	Related to Shareholder	Brazil	Brazilian real	15,891,797	17,345,806
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Argentine pesos	—	10,275,931
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Chilean pesos	12,458,055	7,284,499
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	Brazilian real	2,539,052	3,571,514
86.881.400-4	Envases CMF S.A.	Associate	Chile	Chilean pesos	2,807,572	5,338,180
89.996.200-1	Envases del Pacífico S.A.	Related to director	Chile	Chilean pesos	193,685	304,405
Foreign	Alimentos de Soja S.A.U.	Related to Shareholder	Argentina	Argentine pesos	71,276	—

Total					33,961.437	44,120,335

11.3Transactions:

Taxpayer ID	Company	Relationship	Country of origin	Description of transaction	Currency	Cumulative 12.31.2017
						ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Purchase of concentrates	Chilean pesos	140.609.445
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Purchase of advertising services	Chilean pesos	1.823.190
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Lease of water fountain	Chilean pesos	2.989.115
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Sale of raw materials and other	Chilean pesos	2.163.225
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of bottles	Chilean pesos	20.865.624
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of raw materials	Chilean pesos	12.617.540
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of caps	Chilean pesos	477.188
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase services and others	Chilean pesos	357.456
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale services and others	Chilean pesos	14.944
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of packaging	Chilean pesos	2.960.894
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of packaging and raw materials	Chilean pesos	2.942.690
96.891.720-K	Embonor S.A.	Related to Shareholder	Chile	Sale of finished products	Chilean pesos	42.561.124
96.517.310-2	Embotelladora Iquique S.A.	Related to Shareholder	Chile	Sale of finished products	Chilean pesos	2.650.329
89.996.200-1	Envases del Pacífico S.A.	Related to director	Chile	Purchase of raw materials and materials	Chilean pesos	1.676.013
94.627.000-8	Parque Arauco S.A.	Related to director	Chile	Rent of spaces	Chilean pesos	90.032
99.279.000-8	Euroamerica Seguros de Vida S.A.	Related to director	Chile	Purchase of insurance policies	Chilean pesos	312.231
Foreign	Recofarma do Industrias Amazonas Ltda.	Related to Shareholder	Brazil	Purchase of concentrates	Chilean pesos	196.738.018
Foreign	Recofarma do Industrias Amazonas Ltda.	Related to Shareholder	Brazil	Refund and other purchases	Chilean pesos	5.099.040
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Purchase of concentrates	Argentine pesos	272.541.272
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Advertising participation payment	Argentine pesos	12.584.231
Foreign	KAIK Participações	Associate	Brazil	Refund and other purchases	Brazilian real	6.614
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	Purchase of products	Brazilian real	104.103
Foreign	Coca-Cola Peru	Related to Shareholder	Peru	Purchase of concentrate and marketing recovery	U.S. dollar	7.147.534
Foreign	Sorocaba Refrescos S.A.	Associate	Brazil	Purchase of products	Brazilian real	574.881
89.862.200-2	Latam Airlines Group S.A.	Related to director	Chile	Sale of products	Chilean pesos	652.588
76.572.588-7	Coca Cola Del Valle New Ventures SA	Common Shareholder	Chile	Sale of services and others	Chilean pesos	1.444.162
Foreign	Trop Frutas do Brasil Ltda.	Associate	Brazil	Purchase of products	Brazilian real	317.565
Foreign	Alimentos de Soja S.A.U.	Related to Shareholder	Argentina	Payment of fees and services	Argentine pesos	538.546

Taxpayer ID	Company	Relationship	Country of origin	Description of transaction	Currency	Cumulative 12.31.2016
						ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Purchase of concentrate	Chilean pesos	129,660,611
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Purchase of advertising services	Chilean pesos	7,154,023
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Lease of water fountain	Chilean pesos	3,740,351
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Sale of services and others	Chilean pesos	2,299,634
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of bottles	Chilean pesos	34,144,348
76.572.588.7	Coca-Cola del Valle New Ventures S.A.	Associate	Chile	Administrative and commercial services	Chilean pesos	180,000
96.891.720-K	Embonor S.A.	Associate	Chile	Sale of packaging materials	Chilean pesos	44,310,169
96.517.310-2	Embotelladora Iquique S.A.	Related to Shareholder	Chile	Sale of finished products	Chilean pesos	2,749,506
Foreign	Recofarma do Industrias Amazonas Ltda.	Related to Shareholder	Brazil	Sale of finished products	Chilean pesos	115,706,386
Foreign	Recofarma do Industrias Amazonas Ltda.	Related to Shareholder	Brazil	Purchase of concentrates	Brazilian real	25,675,184
Foreign	Leão Alimentos e Bebidas Ltda.	Related to Shareholder	Brazil	Advertising participation payment	Brazilian real	11,658,142
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Associate	Argentina	Purchase of concentrates	Brazilian real	114,427,713
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Purchase of concentrates	Argentine pesos	14,680,603
89.996.200-1	Envases del Pacífico S.A.	Related to director	Chile	Advertising participation payment	Argentine pesos	1,751,011
Foreign	Coca-Cola Peru	Related to director	Peru	Purchase of raw materials	Chilean pesos	4,188,812

Taxpayer ID	Company	Relationship	Country of origin	Description of transaction	Currency	Cumulative 12.31.2015
						ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Purchase of concentrates	Chilean pesos	131,381,786
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Purchase of advertising services	Chilean pesos	4,510,007
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Lease of water fountain	Chilean pesos	3,065,143
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	Sale of services and others	Chilean pesos	2,938,754
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of bottles	Chilean pesos	38,203,461
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of packaging materials	Chilean pesos	1,946,094
96.891.720-K	Embonor S.A.	Related to Shareholder	Chile	Sale of finished products	Chilean pesos	42,147,579
96.517.310-2	Embotelladora Iquique S.A.	Related to Shareholder	Chile	Sale of finished products	Chilean pesos	2,888,054
Foreign	Recofarma do Industrias Amazonas Ltda.	Related to Shareholder	Brazil	Purchase of concentrates	Brazilian real	106,510,167
Foreign	Recofarma do Industrias Amazonas Ltda.	Related to Shareholder	Brazil	Advertising participation payment	Brazilian real	19,953,118
Foreign	Leao Alimentos e Bebidas Ltda.	Associate	Brazil	Purchase of concentrates	Brazilian real	16,963,602
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Purchase of concentrates	Argentine pesos	145,188,901
Foreign	Servicio y Productos para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	Advertising participation payment	Argentine pesos	20,555,307
89.996.200-1	Envases del Pacífico S.A.	Related to director	Chile	Purchase of raw materials	Chilean pesos	1,662,803
Foreign	Coca-Cola Perú	Related to director	Perú	Sale of finished products	Chilean pesos	3,399,427
Foreign	Sorocaba Refrescos S. A.	Related to Shareholder	Brazil	Purchase of concentrates and advertising participation	Brazilian real	2,986,650

11.4Key management compensation

Salaries and benefits paid to the Company’s key management personnel including directors and managers are detailed as follows:

Description	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Executive wages, salaries and benefits	6,454,846	6,255,806	6,412,238
Director allowances	1,513,100	1,492,088	1,512,000
Termination of employment contracts benefits	—	79,027	192,920
Accrued benefit in last five years and paid during fiscal year	334,477	314,288	257,683

Total	8,302,423	8,141,209	8,374,841